Employee share scheme reserve	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Employee share scheme reserve
10	Employee share scheme reserve
At
30 June 2022, the employee share scheme reserve balance was $ 37,186,616 (at 31 December 2021: $36,929,523).
Total charge arising from share-based payment transactions recognized in the consolidated statement of comprehensive income as part of employee benefit was $ 257,093 for the six-month
period ended 30 June 2022 (expense of $22,298,052 for the
six-month
period ended 30 June 2021).
On
 14 April 2022, the board of directors of the Parent Company passed a unanimous resolution to change the maximum number of share options that the Company is authorized to grant to its employees as identified by the management. This extension remains at similar terms with the original options, where 25% of the options vest annually from the issue date and are exercisable up to 10 years from the issue date.
The movement in share options and average exercise are as
follows:

	(Unaudited) For the six-month period ended 30 June 2021		(Audited) For the year ended 31 December 2021
	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
	USD		USD
At 1 January	1.230	8,514,500	2.303	4,466,470
Issued during the year	0.187	140,422	1.700	5,849,416
Forfeited during the year	1.056	(262,733)	2.008	(1,801,386)

At the end of the period/year	1.595	8,392,189	1.609	8,514,500

Vested and exercisable	1.305	4,556,278	1.230	3,575,348